Stockholder's Equity (Deficit) - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock
Common stock issued upon option exercise and RSUs vesting	20,417,412
Conversion of all classes of redeemable convertible preferred stock				18,446,525
Sale of Private Placement Warrants (in shares)	24,333,365			522,009
Earnout shares	23,482,845
Total common stock reserved for future issuance	68,233,622			25,024,858
New Gelesis Inc [Member]
Common Stock
Common stock issued upon option exercise and RSUs vesting		13,486,708
Sale of Private Placement Warrants (in shares)		1,353,062
Total common stock reserved for future issuance		65,242,854
Redeemable Convertible Preferred Stock
Common Stock
Conversion of all classes of redeemable convertible preferred stock	0	48,566,655	48,431,336	47,813,946
Redeemable Convertible Preferred Stock | New Gelesis Inc [Member]
Common Stock
Conversion of all classes of redeemable convertible preferred stock		48,566,655
Series A-4
Common Stock
Conversion of all classes of redeemable convertible preferred stock		1,450,529		1,450,529	1,439,352
Sale of Private Placement Warrants (in shares)				708,493
Series A-4 | New Gelesis Inc [Member]
Common Stock
Sale of Private Placement Warrants (in shares)		1,836,429